UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21121
Investment Company Act File Number
Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Small-Cap Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 3.3%
Aerovironment, Inc.(1)	98,860	$2,581,235
DigitalGlobe, Inc.(1)	94,190	2,632,610

		$5,213,845

Air Freight & Logistics — 0.8%
HUB Group, Inc., Class A(1)	43,510	$1,217,410

		$1,217,410

Auto Components — 1.6%
Dana Holding Corp.(1)	212,120	$2,519,986

		$2,519,986

Beverages — 1.6%
Central European Distribution Corp.(1)	75,120	$2,629,951

		$2,629,951

Biotechnology — 3.2%
Martek Biosciences Corp.(1)	122,140	$2,749,371
Myriad Genetics, Inc.(1)	96,840	2,329,002

		$5,078,373

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	68,120	$2,473,437

		$2,473,437

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(1)	35,570	$2,810,030
Duff & Phelps Corp., Class A	67,870	1,136,144

		$3,946,174

Chemicals — 3.3%
Calgon Carbon Corp.(1)	166,450	$2,849,624
Intrepid Potash, Inc.(1)	78,640	2,385,151

		$5,234,775

Commercial Banks — 3.8%
Boston Private Financial Holdings, Inc.	113,100	$833,547
Iberiabank Corp.	20,390	1,223,604
SVB Financial Group(1)	26,360	1,229,958
TCF Financial Corp.	52,260	833,024
Webster Financial Corp.	67,210	1,175,503
Wilmington Trust Corp.	50,070	829,660

		$6,125,296

Commercial Services & Supplies — 2.2%
Clean Harbors, Inc.(1)	42,690	$2,371,856
Team, Inc.(1)	73,140	1,213,393

		$3,585,249

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.(1)	402,180	$2,296,448

		$2,296,448

Computers & Peripherals — 0.7%
Stratasys, Inc.(1)	45,415	$1,107,218

		$1,107,218

Security	Shares	Value
Construction & Engineering — 3.3%
Shaw Group, Inc. (The)(1)	78,070	$2,687,169
Tutor Perini Corp.(1)	119,340	2,595,645

		$5,282,814

Containers & Packaging — 2.9%
Graham Packaging Co., Inc.(1)	189,420	$2,377,221
Temple-Inland, Inc.	112,550	2,299,396

		$4,676,617

Distributors — 1.5%
LKQ Corp.(1)	117,740	$2,390,122

		$2,390,122

Electronic Equipment, Instruments & Components — 4.9%
FLIR Systems, Inc.(1)	90,750	$2,559,150
National Instruments Corp.	76,810	2,561,613
Trimble Navigation, Ltd.(1)	95,890	2,753,961

		$7,874,724

Energy Equipment & Services — 3.8%
CARBO Ceramics, Inc.	38,460	$2,397,596
Dril-Quip, Inc.(1)	40,760	2,479,839
Hornbeck Offshore Services, Inc.(1)	63,230	1,174,181

		$6,051,616

Food Products — 3.4%
Corn Products International, Inc.	83,530	$2,895,150
Ralcorp Holdings, Inc.(1)	38,270	2,593,940

		$5,489,090

Health Care Equipment & Supplies — 3.2%
West Pharmaceutical Services, Inc.	59,815	$2,509,239
Wright Medical Group, Inc.(1)	144,480	2,567,410

		$5,076,649

Health Care Providers & Services — 3.0%
Hanger Orthopedic Group, Inc.(1)	125,820	$2,287,408
VCA Antech, Inc.(1)	90,070	2,524,662

		$4,812,070

Hotels, Restaurants & Leisure — 1.4%
Bally Technologies, Inc.(1)	57,050	$2,312,807

		$2,312,807

Household Durables — 1.7%
Tempur-Pedic International, Inc.(1)	90,620	$2,733,099

		$2,733,099

Household Products — 1.6%
Church & Dwight Co., Inc.	37,245	$2,493,553

		$2,493,553

Insurance — 0.9%
HCC Insurance Holdings, Inc.	54,700	$1,509,720

		$1,509,720

IT Services — 3.0%
Euronet Worldwide, Inc.(1)	126,805	$2,337,016
ManTech International Corp., Class A(1)	49,270	2,405,854

		$4,742,870

Security	Shares	Value
Life Sciences Tools & Services — 1.6%
Bruker Corp.(1)	178,810	$2,619,567

		$2,619,567

Machinery — 1.9%
Astec Industries, Inc.(1)	38,864	$1,125,502
RBC Bearings, Inc.(1)	43,420	1,383,795
Tennant Co.	17,460	478,229

		$2,987,526

Metals & Mining — 1.7%
Compass Minerals International, Inc.	34,480	$2,766,330

		$2,766,330

Multi-Utilities — 0.8%
CMS Energy Corp.	83,490	$1,290,755

		$1,290,755

Multiline Retail — 1.7%
Big Lots, Inc.(1)	76,430	$2,783,581

		$2,783,581

Oil, Gas & Consumable Fuels — 6.2%
Brigham Exploration Co.(1)	170,350	$2,717,082
Forest Oil Corp.(1)	87,090	2,248,664
James River Coal Co.(1)	102,040	1,622,436
Range Resources Corp.	13,160	616,809
Rosetta Resources, Inc.(1)	113,730	2,678,342

		$9,883,333

Paper & Forest Products — 1.4%
Clearwater Paper Corp.(1)	45,519	$2,241,811

		$2,241,811

Personal Products — 1.6%
Mead Johnson Nutrition Co., Class A	50,774	$2,641,771

		$2,641,771

Pharmaceuticals — 1.4%
King Pharmaceuticals, Inc.(1)	189,180	$2,224,757

		$2,224,757

Professional Services — 3.3%
FTI Consulting, Inc.(1)	61,430	$2,415,428
Kelly Services, Inc., Class A(1)	95,012	1,582,900
Robert Half International, Inc.	40,840	1,242,761

		$5,241,089

Road & Rail — 3.1%
Genesee & Wyoming, Inc., Class A(1)	70,910	$2,419,449
Kansas City Southern(1)	71,340	2,580,368

		$4,999,817

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic, Inc.(1)	185,430	$1,555,758
Cypress Semiconductor Corp.(1)	136,760	1,572,740
Novellus Systems, Inc.(1)	51,080	1,277,000
Varian Semiconductor Equipment Associates, Inc.(1)	35,830	1,186,690
Veeco Instruments, Inc.(1)	26,067	1,133,914

		$6,726,102

Security	Shares	Value
Software — 2.8%
Mentor Graphics Corp.(1)	245,340	$1,967,627
Sybase, Inc.(1)	54,549	2,543,074

		$4,510,701

Specialty Retail — 3.0%
Jo-Ann Stores, Inc.(1)	52,750	$2,214,445
RadioShack Corp.	113,340	2,564,884

		$4,779,329

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.(1)	98,724	$2,746,502

		$2,746,502

Thrifts & Mortgage Finance — 0.7%
NewAlliance Bancshares, Inc.	94,780	$1,196,124

		$1,196,124

Total Common Stocks (identified cost $134,115,845)		$156,513,008

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$3,629	$3,628,996

Total Short-Term Investments (identified cost $3,628,996)		$3,628,996

Total Investments — 99.9% (identified cost $137,744,841)		$160,142,004

Other Assets, Less Liabilities — 0.1%		$204,797

Net Assets — 100.0%		$160,346,801

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $1,657 and $0, respectively.

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,890,054

Gross unrealized appreciation	$23,979,625
Gross unrealized depreciation	(1,727,675)

Net unrealized appreciation	$22,251,950

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$156,513,008	$—	$—	$156,513,008
Short-Term Investments	—	3,628,996	—	3,628,996

Total Investments	$156,513,008	$3,628,996	$—	$160,142,004

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Small -Cap Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 24, 2010